Statements of Operations - Armada - Annual - USD ($)	3 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
General and administrative							$ 1,115,340	$ 1,447,627
Loss from operations							(234,765,982)	(265,593,724)
Net income (loss)							$ (152,717,402)	$ (188,134,733)
Basic (in shares)							1	1
Basic (in usd per share)							$ (152,717,402)	$ (188,134,733)
Diluted (in shares)							1	1
Diluted (in usd per share)							$ (152,717,402)	$ (188,134,733)
Armada Acquisition Corp. II
General and administrative	$ 503,862			$ 95,799					$ 4,383,259	$ 142,289	$ 1,706,183
Loss from operations	(503,862)			(95,799)					(4,383,259)	(142,289)	(1,706,183)
Interest earned on cash and marketable securities held in Trust Account	2,129,189			982,945					6,536,139	982,945	3,478,166
Total other (income) expense	2,129,189			982,945					6,536,139	982,945	3,478,166
Net income (loss)	$ 1,625,327	$ 1,131,313	$ (603,760)	$ 887,146	$ (706)	$ (45,784)			$ 2,152,880	$ 840,656	$ 1,771,983
Class A & Class B ordinary shares | Armada Acquisition Corp. II
Basic (in shares)	8,590,000			7,596,957					8,590,000	7,103,193
Basic (in usd per share)	$ (0.05)			$ (0.05)					$ (0.07)	$ (0.08)
Diluted (in shares)	8,590,000			8,184,286					8,590,000	7,982,556
Diluted (in usd per share)	$ 0.05			$ 0.05					$ 0.07	$ 0.07
Common Stock Subject To Possible Redemption | Class A ordinary shares | Armada Acquisition Corp. II
Basic (in shares)	23,000,000			9,857,143					23,000,000	3,322,222	8,323,204
Basic (in usd per share)	$ (0.05)			$ 0.05					$ (0.07)	$ 0.08	$ 0.11
Diluted (in shares)	23,000,000			9,857,143					23,000,000	3,322,222	8,323,204
Diluted (in usd per share)	$ 0.05			$ 0.05					$ 0.07	$ 0.07	$ 0.11
Common Stock Subject To Possible Redemption | Class A & Class B ordinary shares | Armada Acquisition Corp. II
Basic (in shares)											7,481,056
Basic (in usd per share)											$ 0.11
Diluted (in shares)											8,136,934
Diluted (in usd per share)											$ 0.11